RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	$ 141		$ 141		$ 63
Accounts payable and other	833		833		63
Property, plant and equipment	30		30		$ 0
Lease liabilities	35		35
Business services
Disclosure of transactions between related parties [line items]
Business services revenues	$ 103	$ 122	$ 194	$ 224